Logan Capital Broad Innovative Growth ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Capital Goods - 10.3%
Eaton Corp. PLC	1,099	$422,807
Fastenal Co.	42,280	1,950,376
General Electric Co.	3,040	824,083
Hubbell, Inc.	1,353	591,911
Lincoln Electric Holdings, Inc.	5,256	1,279,836
Nordson Corp.	2,794	598,503
Sterling Infrastructure, Inc. (a)	3,200	856,288
United Rentals, Inc.	2,293	2,024,581
		8,548,385

Commercial & Professional Services - 4.8%
Cintas Corp.	9,781	2,176,761
Copart, Inc. (a)	21,276	964,441
Insperity, Inc.	4,046	241,061
Paycom Software, Inc.	2,835	656,416
		4,038,679

Consumer Discretionary Distribution & Retail - 13.6%
Amazon.com, Inc. (a)	15,808	3,700,811
Burlington Stores, Inc. (a)	4,844	1,322,218
Dick's Sporting Goods, Inc.	11,312	2,392,601
Home Depot, Inc.	1,692	621,827
Lithia Motors, Inc.	3,528	1,016,064
Pool Corp.	939	289,343
RH (a)	858	176,422
Williams-Sonoma, Inc.	9,392	1,756,774
		11,276,060

Consumer Durables & Apparel - 1.4%
Deckers Outdoor Corp. (a)	7,881	836,726
Lululemon Athletica, Inc. (a)	1,536	308,014
		1,144,740

Consumer Services - 3.2%
Marriott International, Inc. - Class A	2,624	692,290
Starbucks Corp.	9,679	862,980
Texas Roadhouse, Inc.	5,801	1,073,939
		2,629,209

Financial Services - 8.6%
Coinbase Global, Inc. - Class A (a)	4,343	1,640,612
KKR & Co., Inc.	3,170	464,659
LPL Financial Holdings, Inc.	2,065	817,182
MasterCard, Inc. - Class A	6,584	3,729,638
OneMain Holdings, Inc.	9,439	545,480
		7,197,571

Food, Beverage & Tobacco - 0.9%
Monster Beverage Corp. (a)	12,479	733,141

Materials - 1.9%
Graphic Packaging Holding Co.	23,711	530,178
Sherwin-Williams Co.	3,098	1,025,066
		1,555,244

Media & Entertainment - 16.8%
Alphabet, Inc. - Class A	11,046	2,119,727
Alphabet, Inc. - Class C	7,712	1,487,336
Electronic Arts, Inc.	6,103	930,647
Meta Platforms, Inc. - Class A	5,186	4,011,060
Netflix, Inc. (a)	3,814	4,421,952
Trade Desk, Inc. - Class A (a)	11,227	976,300
		13,947,022

Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Agilent Technologies, Inc.	4,828	554,303
Mettler-Toledo International, Inc. (a)	996	1,228,745
Waters Corp. (a)	2,677	773,010
Zoetis, Inc.	2,525	368,120
		2,924,178

Semiconductors & Semiconductor Equipment - 9.7%
Broadcom, Inc.	14,300	4,199,910
KLA Corp.	4,421	3,886,192
		8,086,102

Software & Services - 4.9%
Accenture PLC - Class A	2,261	603,913
AppLovin Corp. - Class A (a)	8,845	3,455,742
		4,059,655

Technology Hardware & Equipment - 16.9%
Amphenol Corp. - Class A	45,180	4,812,122
Apple, Inc.	15,331	3,182,256
Arista Networks, Inc. (a)	13,418	1,653,366
Celestica, Inc. (a)	2,890	577,595
Flex Ltd. (a)	38,264	1,908,226
Logitech International SA	6,539	607,342
Trimble, Inc. (a)	6,069	509,129
Zebra Technologies Corp. - Class A (a)	2,314	784,492
		14,034,528

Transportation - 1.3%
Old Dominion Freight Line, Inc.	7,473	1,115,345
TOTAL COMMON STOCKS (Cost $25,065,646)		81,289,859

SHORT-TERM INVESTMENTS - 2.3%		Value
Money Market Funds - 2.3%
Fidelity Government Portfolio - Institutional Class, 4.22% (b)	1,910,199	1,910,199
TOTAL SHORT-TERM INVESTMENTS (Cost $1,910,199)		1,910,199

TOTAL INVESTMENTS - 100.1% (Cost $26,975,845)		83,200,058
Liabilities in Excess of Other Assets - (0.1)%		(59,502)
TOTAL NET ASSETS - 100.0%		$83,140,556

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Logan Capital Broad Innovative Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$81,289,859	$–	$–	$81,289,859
Money Market Funds	1,910,199	–	–	1,910,199
Total Investments	$83,200,058	$–	$–	$83,200,058